EQUITY INVESTMENTS - Long Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule Of Equity And Cost Method Investments [Line Items]
Total	$ 41,133	$ 40,386
Beijing IPE Biotechnology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	22.02%
Equity Method Investments [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment	$ 30,144	31,029
Share of undistributed profits	12,384	9,357
Disposal	(1,395)
Advance to investee company	0	0
Total	$ 41,133	$ 40,386
Equity Method Investments [Member] | China Techenergy Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits	7,919	2,989
Disposal	0
Advance to investee company	0	0
Total	$ 7,919	$ 2,989
Equity Method Investments [Member] | Beijing Hollysys Electric Motor Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 749	$ 771
Share of undistributed profits	5,263	5,054
Disposal	0
Advance to investee company	0	0
Total	$ 6,012	$ 5,825
Equity Method Investments [Member] | Beijing IPE Biotechnology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	22.02%	22.02%
Long-term investment, at cost, less impairment	$ 1,395	$ 1,436
Share of undistributed profits	0	1,778
Disposal	(1,395)
Advance to investee company	0	0
Total	$ 0	$ 3,214
Equity Method Investments [Member] | Beijing Hollysys Machine Automation Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 424	$ 437
Share of undistributed profits	(424)	(437)
Disposal	0
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Southcon Development Sdn Bhd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 211	$ 217
Share of undistributed profits	(105)	(109)
Disposal	0
Advance to investee company	0	0
Total	$ 106	$ 108
Equity Method Investments [Member] | Beijing Hollycon Medicine Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	$ 21,816	$ 22,456
Share of undistributed profits	4,069	2,491
Disposal	0
Advance to investee company	0	0
Total	$ 25,885	$ 24,947
Equity Method Investments [Member] | Beijing AIRmaker Technology Co., Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	$ 141	$ 146
Share of undistributed profits	(15)	(23)
Disposal	0
Advance to investee company	0	0
Total	$ 126	$ 123
Equity Method Investments [Member] | Beijing Jing Yi Intelligent Technologies Innovation Center Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	46.00%	46.00%
Long-term investment, at cost, less impairment	$ 0	$ 0
Share of undistributed profits	0	0
Disposal	0
Advance to investee company	0	0
Total	$ 0	$ 0
Equity Method Investments [Member] | Ningbo Hollysys Intelligent Technologies Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	$ 3,993	$ 4,110
Share of undistributed profits	(3,993)	(2,118)
Disposal	0
Advance to investee company		0
Total	$ 0	$ 1,992
Equity Method Investments [Member] | Hunan LingXiang Maglev Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	19.00%	20.00%
Long-term investment, at cost, less impairment	$ 1,415	$ 1,456
Share of undistributed profits	(330)	(268)
Disposal	0
Advance to investee company	0	0
Total	$ 1,085	$ 1,188